UNITED STATES
           SECURITIES AND EXCHANGE COMMISSION
                 Washington, D.C.  20549

                       FORM 13F

                   FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Kinneret Advisory, LLC
Address:  120 W. 45th St, 10th floor
          New York, NY 10036

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     Mony Rueven
Title:    CEO/Partner
Phone:    646-519-4333
Signature, Place and Date of Signing:

    Mony Rueven       New York, NY     February 14, 2013

Report Type (Check only one.):

[   ]       13F HOLDINGS REPORT.
[ X ]       13F NOTICE.
[   ]       13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
Form 13F File Number       Name
028-05431                  Sunrise Partners Limited Partnership

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.